Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 7,741,386	$ 5,480,826	$ 2,797,288
Ireland
Segment Reporting Information [Line Items]
Revenue	1,984,567	1,365,909	1,181,292
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	1,618,350	1,175,515	416,884
U.S.
Segment Reporting Information [Line Items]
Revenue	3,574,610	2,581,007	925,563
Other
Segment Reporting Information [Line Items]
Revenue	$ 563,859	$ 358,395	$ 273,549